Trade and Other Receivables, Net (Tables)	6 Months Ended
Dec. 31, 2024
Trade and other receivables, net [Abstract]
Schedule of Trade and Other Receivables
	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Trade receivables - third parties	7,119,565	5,876,653	1,315,276
Less: Allowance for expected credit losses of trade receivables – third parties	(243,021)	(243,021)	(54,391)
	6,876,544	5,633,632	1,260,885

Deposits	188,181	200,401	44,852
Prepayments	8,395	6,342,564	1,419,553
Advance to suppliers	295,827	63,958	14,315
Deferred IPO expenses	8,054,139	-	-
Sundry receivables	1,642	5,460	1,222
	15,424,728	12,246,015	2,740,827

Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables

The movement in allowance for expected credit losses of trade receivables – third parties computed based on lifetime ECL was as follows:

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
At beginning and end of financial year/period	243,021	243,021	54,391